UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114

Name of Registrant: Vanguard Montgomery Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1: Schedule of Investments

Vanguard Market Neutral Fund
Schedule of Investments
September 30, 2011

			Market
			Value
		Shares	($000)
	Common Stocks - Long Positions (93.1%)
	Consumer Discretionary (13.5%)
†	Express Inc.	42,400	861
†	Macy's Inc.	32,300	850
†	Limited Brands Inc.	22,050	849
†	Polaris Industries Inc.	16,600	829
†	Foot Locker Inc.	41,100	826
†	Dillard's Inc. Class A	18,270	794
†	VF Corp.	6,400	778
†	Domino's Pizza Inc.	28,500	777
†	Coinstar Inc.	19,300	772
†	AutoZone Inc.	2,400	766
†	Buckle Inc.	19,200	738
†	CBS Corp. Class B	36,200	738
†	ITT Educational Services Inc.	12,600	725
†	Viacom Inc. Class B	18,700	724
†	Bridgepoint Education Inc.	37,600	656
†	TRW Automotive Holdings Corp.	20,000	655
†	DISH Network Corp. Class A	25,800	646
†	Brinker International Inc.	30,900	646
†	priceline.com Inc.	1,400	629
†	Aaron's Inc.	24,300	613
†	Weight Watchers International Inc.	10,250	597
†	Starbucks Corp.	15,800	589
†	Iconix Brand Group Inc.	36,400	575

* †	Signet Jewelers Ltd.	16,200	547
†	Time Warner Cable Inc.	8,700	545
†	Brunswick Corp.	37,200	522
* †	Cheesecake Factory Inc.	20,300	500
	Leggett & Platt Inc.	20,400	404
* †	Tenneco Inc.	14,100	361
†	Sotheby's	11,900	328
*	Saks Inc.	35,900	314
* †	Warnaco Group Inc.	6,000	276
	American Greetings Corp. Class A	14,500	268
	Harley-Davidson Inc.	4,400	151
*	ANN Inc.	4,100	94
	Chico's FAS Inc.	7,900	90
*	Vitamin Shoppe Inc.	1,400	52
	Finish Line Inc. Class A	2,300	46
*	Pier 1 Imports Inc.	4,400	43
*	Tempur-Pedic International Inc.	800	42
	Wynn Resorts Ltd.	300	35
*	Bed Bath & Beyond Inc.	600	34
	Abercrombie & Fitch Co.	500	31
	Penske Automotive Group Inc.	1,800	29
	Harman International Industries Inc.	800	23
			21,368
	Consumer Staples (6.0%)
†	Lancaster Colony Corp.	13,700	836
†	Lorillard Inc.	7,300	808
* †	Smithfield Foods Inc.	39,600	772
†	Nu Skin Enterprises Inc. Class A	18,700	758
†	Coca-Cola Enterprises Inc.	29,800	741

†	Herbalife Ltd.	13,700	734
†	Philip Morris International Inc.	11,700	730
†	Walgreen Co.	21,300	700
†	ConAgra Foods Inc.	27,400	664
†	Ruddick Corp.	16,000	624
†	Fresh Del Monte Produce Inc.	26,500	615
* †	Constellation Brands Inc. Class A	30,500	549
†	Corn Products International Inc.	11,100	435
†	Dr Pepper Snapple Group Inc.	6,167	239
	Kroger Co.	5,700	125
	SUPERVALU Inc.	16,400	109
	Church & Dwight Co. Inc.	1,100	49
			9,488
	Energy (7.2%)
* †	Tesoro Corp.	37,000	720
* †	CVR Energy Inc.	33,600	710
†	Chevron Corp.	7,600	703
* †	Rosetta Resources Inc.	20,000	684
* †	Helix Energy Solutions Group Inc.	51,800	678
†	HollyFrontier Corp.	25,550	670
* †	Western Refining Inc.	53,500	667
†	Golar LNG Ltd.	20,500	651
†	Helmerich & Payne Inc.	16,000	650
†	Patterson-UTI Energy Inc.	36,150	627
†	ConocoPhillips	9,800	620
†	Chesapeake Energy Corp.	23,100	590
†	W&T Offshore Inc.	41,200	567
* †	Stone Energy Corp.	33,000	535

†	RPC Inc.	30,200	493
†	National Oilwell Varco Inc.	9,500	487
†	Valero Energy Corp.	24,900	443
* †	Complete Production Services Inc.	20,600	388
†	Marathon Petroleum Corp.	5,840	158
†	Marathon Oil Corp.	7,180	155
†	Pioneer Natural Resources Co.	2,000	132
	SM Energy Co.	600	36
			11,364
	Financials (14.4%)
†	US Bancorp	36,400	857
†	PNC Financial Services Group Inc.	17,500	843
†	Amtrust Financial Services Inc.	36,500	812
* †	NASDAQ OMX Group Inc.	34,700	803
†	Discover Financial Services	34,500	791
†	Cash America International Inc.	15,200	778
†	Torchmark Corp.	22,250	776
†	ProAssurance Corp.	10,700	771
†	RLI Corp.	12,100	769
* †	Credit Acceptance Corp.	11,600	747
†	Capital One Financial Corp.	18,800	745
†	Erie Indemnity Co. Class A	10,300	733
†	Unum Group	34,900	732
* †	CNO Financial Group Inc.	134,900	730
* †	American Capital Ltd.	105,700	721
†	Chubb Corp.	11,400	684
†	Commerce Bancshares Inc.	19,100	664
†	Allied World Assurance Co. Holdings AG	12,200	655
†	Symetra Financial Corp.	72,617	592

†	Moody's Corp.	18,600	566
* †	Signature Bank	11,800	563
†	American Express Co.	12,300	552
†	M&T Bank Corp.	7,900	552
†	Washington Federal Inc.	43,000	548
†	American Financial Group Inc.	16,800	522
†	KeyCorp	86,000	510
†	East West Bancorp Inc.	31,600	471
†	Ameriprise Financial Inc.	11,500	453
†	JPMorgan Chase & Co.	14,700	443
†	Franklin Resources Inc.	3,900	373
	Omega Healthcare Investors Inc.	14,200	226
†	Rayonier Inc.	6,000	221
	Potlatch Corp.	7,000	221
	Lexington Realty Trust	33,400	218
†	Vornado Realty Trust	2,800	209
†	CBL & Associates Properties Inc.	18,000	204
	Hospitality Properties Trust	9,400	200
* †	Forest City Enterprises Inc. Class A	18,200	194
	Kimco Realty Corp.	11,500	173
†	DDR Corp.	13,400	146
	Taubman Centers Inc.	2,700	136
	Reinsurance Group of America Inc. Class A	2,900	133
†	Kemper Corp.	5,200	125
	Piedmont Office Realty Trust Inc. Class A	7,000	113
†	Camden Property Trust	1,900	105
	Protective Life Corp.	6,700	105
	ACE Ltd.	1,600	97

	Post Properties Inc.	1,800	63
	Lincoln National Corp.	3,100	48
*	Ezcorp Inc. Class A	1,200	34
	Simon Property Group Inc.	300	33
	Entertainment Properties Trust	700	27
			22,787
	Health Care (11.0%)
†	UnitedHealth Group Inc.	17,915	826
†	Bristol-Myers Squibb Co.	25,900	813
†	Humana Inc.	10,950	796
* †	Biogen Idec Inc.	8,450	787
* †	Centene Corp.	27,400	786
†	Aetna Inc.	21,600	785
* †	Magellan Health Services Inc.	16,000	773
†	Cooper Cos. Inc.	9,600	760
†	AmerisourceBergen Corp. Class A	20,100	749
* †	WellCare Health Plans Inc.	19,700	748
* †	Coventry Health Care Inc.	25,900	746
* †	Charles River Laboratories International Inc.	26,000	744
* †	Covance Inc.	16,300	741
* †	Agilent Technologies Inc.	23,700	741
†	Perrigo Co.	7,500	728
* †	Team Health Holdings Inc.	43,300	711
†	Abbott Laboratories	13,900	711
* †	Forest Laboratories Inc.	20,670	636
†	CIGNA Corp.	15,100	633
†	Eli Lilly & Co.	16,300	603
* †	Health Management Associates Inc. Class A	86,500	599

* †	Sirona Dental Systems Inc.	13,400	568
* †	Cubist Pharmaceuticals Inc.	13,500	477
*	Jazz Pharmaceuticals Inc.	9,800	407
*	Thoratec Corp.	10,100	330
*	Cepheid Inc.	1,700	66
*	Mettler-Toledo International Inc.	200	28
			17,292
	Industrials (12.3%)
* †	Alaska Air Group Inc.	14,600	822
†	Triumph Group Inc.	16,700	814
†	Lockheed Martin Corp.	11,200	814
†	Kennametal Inc.	24,100	789
†	Northrop Grumman Corp.	15,030	784
†	Iron Mountain Inc.	24,600	778
†	Pitney Bowes Inc.	40,700	765
* †	Huntington Ingalls Industries Inc.	31,133	757
* †	MasTec Inc.	40,700	717
* †	Avis Budget Group Inc.	72,500	701
†	Caterpillar Inc.	9,400	694
†	Waste Connections Inc.	19,000	643
* †	Sauer-Danfoss Inc.	22,100	639
	Towers Watson & Co. Class A	10,400	622
* †	Colfax Corp.	29,100	590
†	L-3 Communications Holdings Inc.	8,900	552
†	Chicago Bridge & Iron Co. NV	18,600	533
†	KBR Inc.	19,800	468
* †	Esterline Technologies Corp.	8,800	456
* †	CNH Global NV	16,900	443
†	Parker Hannifin Corp.	7,000	442

* †	AGCO Corp.	12,700	439
* †	Amerco Inc.	7,000	437
†	Eaton Corp.	12,000	426
†	CSX Corp.	22,500	420
* †	WABCO Holdings Inc.	10,900	413
* †	Hertz Global Holdings Inc.	46,200	411
†	Timken Co.	12,300	404
†	Rockwell Automation Inc.	7,200	403
* †	United Rentals Inc.	21,900	369
*	Old Dominion Freight Line Inc.	11,700	339
	Belden Inc.	11,700	302
	Copa Holdings SA Class A	3,600	221
	Brady Corp. Class A	6,550	173
	Werner Enterprises Inc.	6,700	140
†	Armstrong World Industries Inc.	2,900	100
*	Copart Inc.	2,500	98
	Norfolk Southern Corp.	1,200	73
	JB Hunt Transport Services Inc.	1,700	61
	Tyco International Ltd.	1,000	41
	Landstar System Inc.	1,000	40
	Trinity Industries Inc.	1,700	36
	Fluor Corp.	700	33
	Gardner Denver Inc.	500	32
	Joy Global Inc.	500	31
	Textron Inc.	1,600	28
	Cummins Inc.	300	24
	PACCAR Inc.	600	20
			19,337

	Information Technology (14.4%)
* †	Alliance Data Systems Corp.	9,200	854
†	Jabil Circuit Inc.	47,200	840
* †	NCR Corp.	48,600	821
* †	Symantec Corp.	49,800	812
* †	Dell Inc.	57,200	809
†	Accenture plc Class A	15,300	806
* †	CACI International Inc. Class A	16,100	804
* †	Electronic Arts Inc.	38,600	789
* †	Booz Allen Hamilton Holding Corp.	52,300	778
* †	Gartner Inc.	22,200	774
* †	Tech Data Corp.	17,500	757
†	Global Payments Inc.	18,700	755
†	Western Union Co.	49,100	751
†	MAXIMUS Inc.	21,300	743
* †	NVIDIA Corp.	58,250	728
* †	Western Digital Corp.	28,300	728
†	Anixter International Inc.	15,300	726
* †	Fairchild Semiconductor International Inc. Class A	64,100	692
†	Motorola Solutions Inc.	16,400	687
* †	LSI Corp.	130,700	677
†	Avago Technologies Ltd.	20,100	659
* †	MICROS Systems Inc.	14,100	619
* †	VMware Inc. Class A	7,200	579
* †	Novellus Systems Inc.	19,300	526
* †	VeriFone Systems Inc.	13,880	486
†	Cypress Semiconductor Corp.	32,300	484
* †	Informatica Corp.	11,800	483

* †	Advanced Micro Devices Inc.	85,300	433
* †	Autodesk Inc.	15,500	431
†	Oracle Corp.	13,800	397
* †	Vishay Intertechnology Inc.	43,200	361
* †	Veeco Instruments Inc.	13,700	334
	KLA-Tencor Corp.	8,600	329
	DST Systems Inc.	7,200	316
*	Zebra Technologies Corp.	6,600	204
*	SYNNEX Corp.	7,300	191
*	Lexmark International Inc. Class A	6,900	187
*	Freescale Semiconductor Holdings I Ltd.	9,600	106
†	International Business Machines Corp.	600	105
*	Cadence Design Systems Inc.	6,700	62
* †	Atmel Corp.	7,600	61
			22,684
	Materials (5.3%)
†	Buckeye Technologies Inc.	31,200	752
* †	Hecla Mining Co.	134,500	721
†	Eastman Chemical Co.	10,500	720
†	Westlake Chemical Corp.	20,600	706
†	Domtar Corp.	10,300	702
†	International Paper Co.	29,800	693
* †	Rockwood Holdings Inc.	18,750	632
†	CF Industries Holdings Inc.	4,900	605
†	PPG Industries Inc.	8,500	601
†	Freeport-McMoRan Copper & Gold Inc.	19,200	585
†	Cabot Corp.	17,500	434
* †	Coeur d'Alene Mines Corp.	19,800	425
†	Albemarle Corp.	10,100	408

	Dow Chemical Co.	9,800	220
*	Solutia Inc.	7,700	99
	Nucor Corp.	1,200	38
			8,341
	Telecommunication Services (1.7%)
†	Verizon Communications Inc.	22,400	824
†	AT&T Inc.	27,600	787
* †	MetroPCS Communications Inc.	69,700	607
†	Telephone & Data Systems Inc.	22,900	487
			2,705
	Utilities (7.3%)
†	PNM Resources Inc.	52,700	866
†	CenterPoint Energy Inc.	41,200	808
†	Portland General Electric Co.	33,000	782
†	NorthWestern Corp.	24,000	767
†	Alliant Energy Corp.	19,600	758
†	El Paso Electric Co.	23,300	748
†	DTE Energy Co.	15,200	745
†	Cleco Corp.	21,800	744
†	Public Service Enterprise Group Inc.	22,200	741
†	American Electric Power Co. Inc.	18,900	719
†	Pepco Holdings Inc.	37,700	713
†	Northeast Utilities	20,600	693
†	Southwest Gas Corp.	17,300	626
†	CMS Energy Corp.	27,500	544
†	Vectren Corp.	19,400	525
†	Atmos Energy Corp.	9,200	299
	TECO Energy Inc.	6,500	111
	NiSource Inc.	4,700	100

Entergy Corp.	1,500	99
New Jersey Resources Corp.	1,700	72
		11,460
Total Common Stocks - Long Positions
(Cost $154,316)		146,826
Common Stocks Sold Short (-92.8%)
Consumer Discretionary (-13.7%)
* LKQ Corp.	(35,000)	(847)
Lennar Corp. Class A	(59,200)	(803)
* Amazon.com Inc.	(3,700)	(800)
Carnival Corp.	(26,200)	(794)
Thor Industries Inc.	(35,800)	(793)
* NVR Inc.	(1,300)	(785)
* CarMax Inc.	(31,971)	(763)
Starwood Hotels & Resorts Worldwide Inc.	(19,600)	(761)
Guess? Inc.	(26,500)	(755)
Thomson Reuters Corp.	(27,500)	(744)
* Urban Outfitters Inc.	(33,300)	(743)
* Toll Brothers Inc.	(50,600)	(730)
* Chipotle Mexican Grill Inc. Class A	(2,400)	(727)
* WMS Industries Inc.	(41,300)	(726)
* DreamWorks Animation SKG Inc. Class A	(38,800)	(705)
* MGM Resorts International	(74,200)	(689)
Morningstar Inc.	(12,200)	(689)
* Gaylord Entertainment Co.	(35,300)	(683)
* Shutterfly Inc.	(16,400)	(675)
Walt Disney Co.	(21,800)	(657)
* Mohawk Industries Inc.	(15,300)	(657)

Johnson Controls Inc.	(24,500)	(646)
* Big Lots Inc.	(17,300)	(603)
* Liberty Interactive Corp. Class A	(39,500)	(583)
* Hanesbrands Inc.	(21,050)	(526)
RadioShack Corp.	(43,000)	(500)
Gentex Corp.	(20,500)	(493)
Lowe's Cos. Inc.	(23,000)	(445)
Marriott International Inc. Class A	(15,100)	(411)
* Scientific Games Corp. Class A	(54,600)	(389)
* Aeropostale Inc.	(33,000)	(357)
Interpublic Group of Cos. Inc.	(47,700)	(343)
Staples Inc.	(22,900)	(305)
* Lamar Advertising Co. Class A	(12,853)	(219)
* Deckers Outdoor Corp.	(1,700)	(159)
Tiffany & Co.	(1,600)	(97)
* Liberty Global Inc. Class A	(900)	(33)
* Madison Square Garden Co. Class A	(1,200)	(27)
		(21,662)
Consumer Staples (-5.8%)
General Mills Inc.	(21,700)	(835)
Kellogg Co.	(14,900)	(793)
Coca-Cola Co.	(11,600)	(784)
Sysco Corp.	(29,950)	(776)
PepsiCo Inc.	(12,500)	(774)
Avon Products Inc.	(38,900)	(762)
Molson Coors Brewing Co. Class B	(18,900)	(749)
Kraft Foods Inc.	(21,400)	(719)
* United Natural Foods Inc.	(19,400)	(719)

Kimberly-Clark Corp.	(9,400)	(667)
* Green Mountain Coffee Roasters Inc.	(5,475)	(509)
CVS Caremark Corp.	(14,980)	(503)
Archer-Daniels-Midland Co.	(19,600)	(486)
JM Smucker Co.	(1,200)	(87)
McCormick & Co. Inc.	(1,100)	(51)
		(9,214)
Energy (-7.2%)
* Dresser-Rand Group Inc.	(19,750)	(800)
* FMC Technologies Inc.	(20,400)	(767)
* Dril-Quip Inc.	(14,000)	(755)
Schlumberger Ltd.	(12,600)	(753)
* Alpha Natural Resources Inc.	(40,900)	(724)
Sunoco Inc.	(23,300)	(723)
* Cameron International Corp.	(17,200)	(714)
EXCO Resources Inc.	(65,300)	(700)
Arch Coal Inc.	(47,600)	(694)
* Cobalt International Energy Inc.	(76,800)	(592)
Range Resources Corp.	(10,100)	(590)
* Concho Resources Inc.	(7,600)	(541)
EOG Resources Inc.	(7,500)	(533)
* Continental Resources Inc.	(10,900)	(527)
Consol Energy Inc.	(13,300)	(451)
* Forest Oil Corp.	(30,900)	(445)
* SandRidge Energy Inc.	(63,750)	(354)
* McMoRan Exploration Co.	(33,200)	(330)
* Southwestern Energy Co.	(8,400)	(280)

Tidewater Inc.	(600)	(25)
		(11,298)
Financials (-14.6%)
Hanover Insurance Group Inc.	(23,600)	(838)
Platinum Underwriters Holdings Ltd.	(26,800)	(824)
Iberiabank Corp.	(17,500)	(824)
Cincinnati Financial Corp.	(30,600)	(806)
Hudson City Bancorp Inc.	(141,600)	(801)
Northern Trust Corp.	(22,300)	(780)
Charles Schwab Corp.	(69,200)	(780)
CNA Financial Corp.	(34,500)	(775)
Old Republic International Corp.	(85,600)	(764)
* Stifel Financial Corp.	(28,650)	(761)
* Genworth Financial Inc. Class A	(131,600)	(755)
* Knight Capital Group Inc. Class A	(61,700)	(750)
TCF Financial Corp.	(80,500)	(737)
Axis Capital Holdings Ltd.	(27,000)	(700)
Fifth Third Bancorp	(68,500)	(692)
Jefferies Group Inc.	(55,500)	(689)
Hancock Holding Co.	(24,800)	(664)
* E*Trade Financial Corp.	(71,350)	(650)
Aspen Insurance Holdings Ltd.	(27,500)	(634)
Greenhill & Co. Inc.	(21,800)	(623)
Lazard Ltd. Class A	(28,800)	(608)
First Niagara Financial Group Inc.	(62,600)	(573)
* TFS Financial Corp.	(69,000)	(561)
Assured Guaranty Ltd.	(43,000)	(473)
Eaton Vance Corp.	(21,000)	(468)
FirstMerit Corp.	(38,600)	(438)

Bank of New York Mellon Corp.	(22,600)	(420)
Brown & Brown Inc.	(23,400)	(417)
Healthcare Realty Trust Inc.	(14,700)	(248)
Senior Housing Properties Trust	(10,700)	(230)
* Affiliated Managers Group Inc.	(2,950)	(230)
Host Hotels & Resorts Inc.	(20,900)	(229)
BRE Properties Inc.	(5,200)	(220)
DiamondRock Hospitality Co.	(31,300)	(219)
Alexandria Real Estate Equities Inc.	(3,500)	(215)
Health Care REIT Inc.	(4,500)	(211)
Kilroy Realty Corp.	(6,700)	(210)
AvalonBay Communities Inc.	(1,800)	(205)
Equity Residential	(3,900)	(202)
* MSCI Inc. Class A	(6,400)	(194)
Corporate Office Properties Trust	(8,900)	(194)
MetLife Inc.	(6,900)	(193)
LaSalle Hotel Properties	(9,800)	(188)
PartnerRe Ltd.	(3,300)	(172)
Jones Lang LaSalle Inc.	(3,300)	(171)
Boston Properties Inc.	(1,900)	(169)
Arthur J Gallagher & Co.	(5,700)	(150)
ProLogis Inc.	(3,100)	(75)
Zions Bancorporation	(5,100)	(72)
General Growth Properties Inc.	(5,400)	(65)
Westamerica Bancorporation	(1,500)	(57)
BankUnited Inc.	(2,000)	(42)
Aon Corp.	(700)	(29)
		(22,995)

Health Care (-10.5%)
* BioMarin Pharmaceutical Inc.	(27,800)	(886)
* Allscripts Healthcare Solutions Inc.	(47,100)	(849)
Stryker Corp.	(17,700)	(834)
Patterson Cos. Inc.	(28,250)	(809)
* Henry Schein Inc.	(13,000)	(806)
* Gen-Probe Inc.	(14,050)	(804)
* Human Genome Sciences Inc.	(63,000)	(799)
* ResMed Inc.	(27,500)	(792)
* Edwards Lifesciences Corp.	(11,000)	(784)
* Ariad Pharmaceuticals Inc.	(88,000)	(774)
* Intuitive Surgical Inc.	(2,115)	(770)
* Celgene Corp.	(11,400)	(706)
* Laboratory Corp. of America Holdings	(8,800)	(696)
St. Jude Medical Inc.	(19,200)	(695)
* Mednax Inc.	(10,000)	(626)
Techne Corp.	(8,400)	(571)
DENTSPLY International Inc.	(18,500)	(568)
Medtronic Inc.	(16,650)	(553)
* QIAGEN NV	(39,600)	(548)
* InterMune Inc.	(25,360)	(512)
* Gilead Sciences Inc.	(12,200)	(473)
* Pharmasset Inc.	(5,000)	(412)
Pharmaceutical Product Development Inc.	(15,800)	(405)
* Alexion Pharmaceuticals Inc.	(5,500)	(352)
* Life Technologies Corp.	(6,500)	(250)
* VCA Antech Inc.	(14,700)	(235)

Quest Diagnostics Inc.	(700)	(35)
		(16,544)
Industrials (-12.2%)
* Quanta Services Inc.	(45,300)	(851)
* Spirit Aerosystems Holdings Inc. Class A	(52,500)	(837)
CH Robinson Worldwide Inc.	(12,200)	(835)
* IHS Inc. Class A	(10,800)	(808)
UTi Worldwide Inc.	(61,700)	(805)
Danaher Corp.	(19,100)	(801)
* FTI Consulting Inc.	(21,700)	(799)
Southwest Airlines Co.	(97,900)	(787)
* Jacobs Engineering Group Inc.	(24,125)	(779)
Watsco Inc.	(14,700)	(751)
* Geo Group Inc.	(39,200)	(728)
Flowserve Corp.	(9,800)	(725)
* GrafTech International Ltd.	(57,100)	(725)
* AECOM Technology Corp.	(40,700)	(719)
Lennox International Inc.	(27,700)	(714)
Masco Corp.	(99,990)	(712)
* Stericycle Inc.	(8,800)	(710)
Regal-Beloit Corp.	(14,500)	(658)
* Babcock & Wilcox Co.	(32,100)	(628)
Knight Transportation Inc.	(45,100)	(600)
AO Smith Corp.	(18,400)	(589)
* Terex Corp.	(55,100)	(565)
Carlisle Cos. Inc.	(17,100)	(545)
Roper Industries Inc.	(7,600)	(524)
* Shaw Group Inc.	(20,500)	(446)
* Oshkosh Corp.	(24,000)	(378)

Illinois Tool Works Inc.	(8,300)	(345)
* Owens Corning	(12,360)	(268)
Avery Dennison Corp.	(5,400)	(135)
* TransDigm Group Inc.	(1,500)	(123)
* Tetra Tech Inc.	(5,300)	(99)
Boeing Co.	(1,500)	(91)
Covanta Holding Corp.	(4,700)	(71)
* Chart Industries Inc.	(600)	(25)
		(19,176)
Information Technology (-14.3%)
* Rambus Inc.	(61,800)	(865)
* SuccessFactors Inc.	(37,000)	(851)
* SanDisk Corp.	(21,000)	(847)
Factset Research Systems Inc.	(9,500)	(845)
FLIR Systems Inc.	(33,700)	(844)
* Concur Technologies Inc.	(21,600)	(804)
* Viasat Inc.	(24,000)	(799)
* Salesforce.com Inc.	(6,900)	(789)
* Ariba Inc.	(27,700)	(768)
* Yahoo! Inc.	(58,000)	(763)
* Rovi Corp.	(17,500)	(752)
* Akamai Technologies Inc.	(37,800)	(751)
Corning Inc.	(60,500)	(748)
* Loral Space & Communications Inc.	(14,800)	(741)
* Silicon Laboratories Inc.	(21,900)	(734)
* Juniper Networks Inc.	(41,700)	(720)
* eBay Inc.	(24,400)	(720)
* Dolby Laboratories Inc. Class A	(25,800)	(708)

* Cree Inc.	(26,800)	(696)
* Google Inc. Class A	(1,300)	(669)
Linear Technology Corp.	(23,800)	(658)
Power Integrations Inc.	(18,500)	(566)
* PMC - Sierra Inc.	(92,300)	(552)
AVX Corp.	(45,200)	(537)
* Microsemi Corp.	(33,300)	(532)
Xilinx Inc.	(18,700)	(513)
* Genpact Ltd.	(35,500)	(511)
* Advent Software Inc.	(22,100)	(461)
Paychex Inc.	(16,200)	(427)
* AOL Inc.	(35,000)	(420)
* Micron Technology Inc.	(77,100)	(389)
* MEMC Electronic Materials Inc.	(61,500)	(322)
* Taleo Corp. Class A	(10,600)	(273)
* Compuware Corp.	(33,400)	(256)
Qualcomm Inc.	(5,200)	(253)
* Monster Worldwide Inc.	(23,600)	(169)
* WebMD Health Corp.	(4,500)	(136)
* QLIK Technologies Inc.	(3,900)	(84)
* Cavium Inc.	(1,400)	(38)
		(22,511)
Materials (-5.8%)
Valspar Corp.	(26,400)	(824)
Ecolab Inc.	(16,700)	(816)
Praxair Inc.	(8,400)	(785)
Aptargroup Inc.	(17,100)	(764)
Scotts Miracle-Gro Co. Class A	(16,800)	(749)

Rock-Tenn Co. Class A	(15,100)	(735)
Martin Marietta Materials Inc.	(11,600)	(733)
Sonoco Products Co.	(25,500)	(720)
* Owens-Illinois Inc.	(46,000)	(696)
Newmont Mining Corp.	(7,700)	(484)
Allegheny Technologies Inc.	(11,300)	(418)
Bemis Co. Inc.	(13,500)	(396)
AK Steel Holding Corp.	(40,400)	(264)
United States Steel Corp.	(10,600)	(233)
Titanium Metals Corp.	(15,366)	(230)
Walter Energy Inc.	(3,000)	(180)
Eagle Materials Inc.	(4,300)	(72)
* Allied Nevada Gold Corp.	(1,000)	(36)
Compass Minerals International Inc.	(500)	(33)
		(9,168)
Telecommunication Services (-1.9%)
CenturyLink Inc.	(23,900)	(792)
* SBA Communications Corp. Class A	(22,900)	(790)
Frontier Communications Corp.	(114,400)	(699)
* tw telecom inc Class A	(34,500)	(570)
* Leap Wireless International Inc.	(18,300)	(126)
		(2,977)
Utilities (-6.8%)
Westar Energy Inc.	(31,300)	(827)
Northwest Natural Gas Co.	(18,500)	(816)
SCANA Corp.	(20,100)	(813)
Dominion Resources Inc.	(16,000)	(812)
Integrys Energy Group Inc.	(16,700)	(812)
South Jersey Industries Inc.	(16,000)	(796)

		FirstEnergy Corp.	(17,400)	(781)
		Questar Corp.	(43,700)	(774)
		Aqua America Inc.	(35,300)	(761)
		PPL Corp.	(26,000)	(742)
		PG&E Corp.	(17,200)	(728)
		Xcel Energy Inc.	(28,300)	(699)
*		Calpine Corp.	(46,400)	(653)
*		NRG Energy Inc.	(30,250)	(642)
		UGI Corp.	(2,900)	(76)
				(10,732)
		Total Common Stocks Sold Short
		(Proceeds $167,493)		(146,277)
		Temporary Cash Investment (6.7%)
1		Vanguard Market Liquidity Fund, 0.144%
		(Cost $10,505)	10,505,054	10,505

	†	Other Assets and Liabilities -Net (93.0%)		146,669
		Net Assets (100%)		157,723

* Non-income-producing security.
† Long security positions with a value of $107,434,000 and cash of
   $148,129,000 have been segregated in connection with securities sold short.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2011, the cost of long security positions for tax purposes was $164,892,000. Net unrealized depreciation of long security positions for tax purposes was $7,561,000, consisting of unrealized gains of $8,300,000 on securities that had risen in value since their purchase and $15,861,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized appreciation on securities sold short was $20,980,000 consisting of unrealized gains of $25,209,000 on securities that had fallen in value since their sale and $4,229,000 in unrealized losses on securities that had risen in value since their sale.

Short Sales: Short Sales are the sales of securities that the fund does not own. The fund may sell a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2011

VANGUARD MONTGOMERY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2011

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see
File Number 33-23444, Incorporated by Reference.